Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Receivables
DECEMBER 31	2016	2015	2014
Receivables	$1,967.9	$1,793.7	$1,713.2
Allowance at beginning of year	$(6.1)	$(6.9)	$(4.6)
Reversal of allowance	0.9	1.3	0.9
Addition to allowance	(3.7)	(1.9)	(4.1)
Write-off against allowance	0.5	0.8	0.6
Translation difference	0.6	0.6	0.3

Allowance at end of year	$(7.8)	$(6.1)	$(6.9)

Total receivables, net of allowance	$1,960.1	$1,787.6	$1,706.3